LEASES (Tables)	6 Months Ended
Jun. 30, 2024
LEASES [Abstract]
Right-of-Use Assets
The unaudited condensed consolidated statements of financial position show the following amounts relating to the right-of-use assets:

In thousands of USD	At June 30, 2024	At December 31, 2023
Right-of-use assets
- Land and buildings	67,440	58,626
Investment properties
- Leasehold land	4,632	5,314

Lease Liabilities
The unaudited condensed consolidated statements of financial position show the following amounts relating to the lease liabilities:

In thousands of USD	At June 30, 2024	At December 31, 2023
Lease liabilities mature within 12 months	5,239	5,288
Lease liabilities mature over 12 months	74,123	64,923
Total lease liabilities*	79,362	70,211
* Lease liabilities in amount of approximately US$4.0 million and US$4.6 million was related to the leasehold land included in the investment properties as of June 30, 2024 and December 31, 2023. See Note 15.

Amounts Recognized in Profit or Loss
Amounts recognized in profit or loss:

	Periods ended June 30,
In thousands of USD	2024	2023
Depreciation expense of right-of-use assets	3,625	3,205
Interest expense*	1,676	1,299
Expense relating to variable payment leases	134	193
Expense relating to short-term leases	160	159
Loss on lease termination	198	-
Total	5,793	4,856
*The interest expense includes the amount related to the leasehold land included in the investment properties for the periods ended June 30, 2024 and 2023, which was approximately US$0.1 million for each periods. See Note 15.